Fair Value Measurements - Changes in fair value of warrant liabilities (Details) - Significant Other Unobservable Inputs (Level 3) - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities at Beginning			$ 7,578,670	$ 0
Change in fair value of derivative warrant liabilities				3,328,670
Derivative warrant liabilities at ending				7,578,670
Measured on a recurring basis
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities at Beginning	$ 6,458,670	$ 5,152,000	7,578,670
Change in fair value of derivative warrant liabilities	(448,000)	1,306,670	(2,426,670)
Derivative warrant liabilities at ending	$ 6,010,670	$ 6,458,670	$ 5,152,000	$ 7,578,670